Fair Value Measurements - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	6 Months Ended		8 Months Ended
	Jun. 30, 2022		Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]			Fair Value Adjustment of Warrants
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of beginning balance	$ 4,600,000		$ 10,614,500
Change in valuation inputs or other assumption	(4,140,000)	[1]	(6,014,500)
Fair value as of Ending balance	460,000		4,600,000
Private Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of beginning balance	251,668		562,449
Change in valuation inputs or other assumption	(217,722)	[1]	(281,517)
Fair value as of Ending balance	33,946		251,668
Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of beginning balance	4,851,668		11,176,949
Change in valuation inputs or other assumption	(4,357,722)	[1]	(6,325,281)
Fair value as of Ending balance	$ 493,946		$ 4,851,668

[1]	Changes in valuation inputs or other assumptions are recognized in change in fair value of warrant liability in the statement of operations.